Benefit Plans (Narrative) (FY) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) employee	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jan. 01, 2023 USD ($)	Jan. 01, 2022 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan with Accumulated Benefit Obligation in Excess of Plan Assets, Plan Assets		$ 590,800
Benefit obligation in excess of plan assets		41,273	$ 33,596
Pension liability actuarial loss, change in discount rate			(182,600)
Amount included in regulatory assets and liabilities		$ 115,297	131,559
Expected return on plan assets		5.60%
Effect of 25 basis point increase in discount rate on pension expense		$ (800)
Effect of 25 basis point decrease in discount rate on pension expense		$ 800
Funded target liability (percent)		98.00%
Pension expense		$ 73,300	38,600	$ 63,200
Defined Benefit Plan, Benefit Obligation		549,546	$ 577,529		$ 577,530	$ 772,040
Pension Liability Actuarial Gain, Change in Discount Rate		9,700
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss) Arising During Period, Tax		10,100
Accumulated Defined Benefit Plans Adjustment, Net Gain (Loss) Attributable to Parent
Defined Benefit Plan Disclosure [Line Items]
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss) Arising During Period, Tax		$ 19,800
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of employees covered by the plan		65.00%
Expected return on plan assets		5.60%	4.45%	5.05%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate		5.15%	5.41%
Supplemental Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of plan participants | employee		19
Expected return on plan assets		6.45%	5.50%	3.60%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate		5.66%	5.32%
Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of plan participants, active | employee		123
Number of plan participants, retired | employee		26
Indianapolis Power And Light Company
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension Plan with Projected Benefit Obligation in Excess of Plan Assets, Projected Benefit Obligation		$ 549,500
Defined Benefit Plan, Plan with Accumulated Benefit Obligation in Excess of Plan Assets, Plan Assets		590,800
Benefit obligation in excess of plan assets		41,273	$ 33,596
Pension liability actuarial loss, change in discount rate			(182,600)
Amount included in regulatory assets and liabilities		$ 115,297	$ 131,559
Minimum percentage of unrecognized net loss over benefit obligation or assets in order to be amortized		10.00%
Amortization period of unrecognized loss		11 years 7 months 28 days
Expected return on plan assets		5.60%	5.60%
Effect of 25 basis point increase in discount rate on pension expense		$ (800)
Effect of 25 basis point decrease in discount rate on pension expense		$ 800
Funded target liability (percent)		98.00%
Pension expense		$ 73,300	$ 38,600	$ 63,200
Defined Benefit Plan, Benefit Obligation		549,546	$ 577,529		$ 577,530	$ 772,040
Pension Liability Actuarial Gain, Change in Discount Rate		9,700
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss) Arising During Period, Tax		$ 10,100
Indianapolis Power And Light Company | Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of employees covered by the plan		65.00%
Expected return on plan assets		5.60%	4.45%	5.05%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate		5.15%	5.41%
Indianapolis Power And Light Company | Supplemental Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of plan participants | employee		19
Expected return on plan assets		6.45%	5.50%	3.60%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate		5.66%	5.32%
Indianapolis Power And Light Company | Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of plan participants, active | employee		123
Number of plan participants, retired | employee		26
Indianapolis Power And Light Company | Postretirement Health Coverage [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation		$ 3,000	$ 3,200
Indianapolis Power And Light Company | Change in Assumptions for Defined Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Expected return on plan assets		5.20%
Subsequent Event [Member] | Indianapolis Power And Light Company
Defined Benefit Plan Disclosure [Line Items]
Normal service cost	$ 6,300
Plan expenses	$ 400
Thrift Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of employees covered by the plan		77.00%
Defined contripution plan contributions		$ 3,700	3,600	$ 3,400
Thrift Plan [Member] | Indianapolis Power And Light Company
Defined Benefit Plan Disclosure [Line Items]
Percentage of employees covered by the plan		77.00%
Defined contripution plan contributions		$ 3,700	3,600	3,400
Retirement Savings Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of employees covered by the plan		23.00%
Percentage of employee's base compensation matched		5.00%
Defined Contribution, Employer Matching Contribution, Non-discretionary, percent of match		4.00%
Defined contripution plan contributions		$ 2,500	2,100	1,900
Retirement Savings Plan [Member] | Indianapolis Power And Light Company
Defined Benefit Plan Disclosure [Line Items]
Percentage of employees covered by the plan		23.00%
Percentage of employee's base compensation matched		5.00%
Defined Contribution, Employer Matching Contribution, Non-discretionary, percent of match		4.00%
Defined contripution plan contributions		$ 2,500	$ 2,100	$ 1,900
Union Employees [Member] | Thrift Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of employees covered by the plan		12.00%
Union Employees [Member] | Thrift Plan [Member] | Indianapolis Power And Light Company
Defined Benefit Plan Disclosure [Line Items]
Percentage of employees covered by the plan		12.00%
Expected Increase or Decrease in Discount Rate [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Effect of Twenty Five Basis Point Increase Or Decrease In Discount Rate On Pension Expense		2500.00%
Expected Increase or Decrease in Discount Rate [Member] | Indianapolis Power And Light Company
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Effect of Twenty Five Basis Point Increase Or Decrease In Discount Rate On Pension Expense		2500.00%
Forecast [Member] | Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected return on plan assets	5.20%
Forecast [Member] | Indianapolis Power And Light Company | Supplemental Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected return on plan assets	6.35%